TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE	TRADE ACCOUNTS RECEIVABLE Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2015 and 2014, there was no provision for doubtful accounts.